Share based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Share based payment arrangements [line items]
Schedule of option activity

	December 31,
	2022		2021		2020
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	353,400	14.46	353,400	14.46	353,400	14.46
Granted during the year	330,669	3.04	--	--	--	--
Exercised during the year	--	--	--	--	--	--
Forfeited during the year	--	--	--	--	--	--
Outstanding at December 31	684,069	8.94	353,400	14.46	353,400	14.46
Vested and exercisable at December 31	265,050	14.46	265,050	13.90	--	--

Summarized subsidiary financial information

	December 31,
	2022	2021

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized balance sheet

Current assets	4,183	3,442
Current liabilities	2,620	5,195

Current net (assets) liabilities	(1,563)	1,753

Non-current assets	853	1,459
Non-current liabilities	60	735

Non-current net assets	793	724

Net (assets) liabilities	(2,356)	1,029

Accumulated NCI	295	(230)

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized statements of comprehensive income

Revenue	3,812	3,843	2179
Loss for the period	(1,029)	(251)	(473)
Other comprehensive income	--	--	--
Total comprehensive loss	(1,029)	(251)	(473)

Loss allocated to NCI	(143)	(75)	(142)

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized cash flows

Cash flows from operating activities	(2,137)	373	(1,504)
Cash flows from investing activities	(5)	(28)	(39)
Cash flows from financing activities	1,824	36	963

Net increase/ (decrease) in cash and cash equivalents	(318)	381	(580)

Option Plan 2017
Share based payment arrangements [line items]
Schedule of fair value inputs

Option Plan 2017
	Tranche 1	Tranche 2

Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

Option Plan 2022
Share based payment arrangements [line items]
Schedule of fair value inputs

Option Plan 2022
Parameter
Share price at grant date	USD 3.04
Exercise price	USD 3.04
Expected volatility	66.80%
Expected dividends	--
Risk-free interest rate	3.68%
Fair value at grant date	USD 1.90